Schedule of Investments
September 30, 2022 (unaudited)
AmericaFirst Large Cap Share Buyback Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 98.91%

Accident & Health Insurance - 4.12%
Aflac, Inc. (2)	1,301	73,116
Principal Financial Group, Inc.	1,041	75,108

		148,224

Agriculture Chemicals - 2.03%
CF Industries Holdings, Inc. (2)	756	72,765

Arrangement of Transportation of Freight & Cargo - 1.80%
C.H. Robinson Worldwide, Inc.	671	64,624

Beverages - 2.07%
Constellation Brands, Inc.	244	74,176

Biological Products (No Diagnostic Substances) - 1.99%
Amgen, Inc. (2)	317	71,452

Computer & Office Equipment - 1.90%
HP, Inc.	2,747	68,455

Computer Communications Equipment - 2.07%
Gartner, Inc. (2)	270	74,706

Crude Petroleum & Natural Gas - 1.98%
Diamondback Energy, Inc. (2)	593	71,433

Electric Services - 1.86%
PPL Corp.	2,647	67,101

Finance Services - 1.89%
American Express Co.	506	68,264

Fire, Marine & Casualty Insurance - 3.90%
American International Group, Inc.	1,497	71,078
Loews Corp.	1,394	69,477

		140,555

Guided Missiles & Space Vehicles & Parts - 1.95%
Lockheed Martin Corp.	182	70,305

Instruments for Measuring & Testing of Electricity & Electrical Signals - 1.96%
Teradyne, Inc.	941	70,716

Insurance Carriers, NEC - 1.96%
Assurant, Inc. (2)	487	70,746

Investment Advice - 2.03%
Ameriprise Financial, Inc. (2)	290	73,065

Leather & Leather Products - 1.77%
Tapestry, Inc.	2,244	63,797

Life Insurance - 4.25%
Globe Life, Inc. (2)	802	79,959
MetLife, Inc.	1,205	73,240

		153,199

National Commercial Banks - 3.98%
Wells Fargo & Company	1,777	71,471
Zions Bancorporation N.A. (2)	1,416	72,018

		143,489

Operative Builders - 4.09%
NVR, Inc. (2)	19	75,755
PulteGroup, Inc.	1,914	71,775

		147,530

Optical Instruments & Lenses - 1.95%
KLA Corp. (2)	232	70,210

Personal Credit Institutions - 1.94%
Discover Financial Services	768	69,827

Petroleum Refining - 8.21%
ConocoPhillips	720	73,685
Marathon Oil	3,090	69,772
Marathon Petroleum Corp.	793	78,769
Valero Energy Corp. (2)	690	73,726

		295,952

Pharmaceutical Preparations - 2.23%
Bristol-Myers Squibb Co. (2)	1,132	80,474

Railroads, Line-Haul Operating - 3.64%
CSX Corp.	2,443	65,081
Union Pacific Corp.	340	66,239

		131,320

Retail-Auto & Home Supply Stores - 4.27%
AutoZone, Inc. (2)	36	77,110
O'Reilly Automotive, Inc. (2)	109	76,665

		153,775

Retail - Building Materials, Hardware, & Garden Supply - 1.97%
Masco Corp.	1,522	71,062

Retail - Eating Places - 2.02%
Yum! Brands, Inc.	684	72,737

Retail-Grocery Stores - 1.92%
Koninklijke Ahold Delhaize NV ADR	1	26
The Kroger Co.	1,579	69,081

		69,107

Retail-Lumber & Other Building Materials Dealers - 2.06%
Lowe's Cos., Inc.	395	74,185

Retail-Miscellaneous Retail - 1.89%
Bath & Body Works, Inc.	2,086	68,004

Retail-Retail Stores, NEC - 2.05%
Ulta Beauty, Inc. (2)	184	73,819

Semiconductors & Related Devices - 3.90%
Applied Materials, Inc.	851	69,722
NXP Semiconductors N.V.	480	70,805

		140,527

Services-Business Services - 1.79%
FleetCor Technologies, Inc. (2)	366	64,478

Services-Computer Programming Services - 2.03%
VeriSign, Inc. (2)	421	73,128

Services-Computer Programming, Data Processing, Etc. - 1.75%
Meta Platforms, Inc. Class A (2)	465	63,091

Services-Home Building & Financial Services - 2.09%
Lenar Corporation Class B	1,268	75,459

Services-Medical Laboratories - 1.94%
Laboratory Corporation of America Holdings (2)	341	69,840

Steel Works, Blast Furnaces Rolling Mills (Coke Ovens) - 1.70%
Nucor Corp.	574	61,412

Wholesale-Drugs Proprietaries & Druggists' Sundries - 1.96%
McKesson Corp.	208	70,693

Total Common Stock	(Cost $ 3,929,583)	3,563,702

Money Market Registered Investment Companies - 1.09%

Federated Hermes Institutional Prime Obligations Fund - Institutional Class, 2.97% (3)	39,294	39,294

Total Money Market Registered Investment Companies	(Cost $ 39,294)	39,294

Total Investments - 99.57%	(Cost $ 3,968,877)	3,602,996

Other Assets Less Liabilities - .43%		15,677

Total Net Assets - 100.00%		3,618,673

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$3,602,996	$-
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$3,602,996	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2022.